Nationwide Maximum Diversification U.S. Core Equity ETF
Schedule of Investments
May 31, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Communication Services - 10.6%
2,775	Activision Blizzard, Inc.	$199,745
3,801	Altice USA, Inc. - Class A (a)	97,762
26,223	AT&T, Inc.	809,242
19	Cable One, Inc.	35,851
21,360	CenturyLink, Inc. (b)	209,969
536	Charter Communications, Inc. - Class A (a)(b)	291,584
16,380	Comcast Corporation - Class A	648,648
5,030	Discovery, Inc. - Class C (a)	98,538
876	DISH Network Corporation - Class A (a)	27,725
1,043	Electronic Arts, Inc. (a)	128,164
7,447	Facebook, Inc. - Class A (a)	1,676,245
9,511	Fox Corporation - Class A (b)	277,436
350	GCI Liberty, Inc. - Class A (a)	24,217
285	IAC/InterActiveCorp (a)	77,055
1,398	Interpublic Group of Companies, Inc.	23,920
539	Liberty Broadband Corporation - Class C (a)	73,638
1,517	Liberty Global plc - Class C (a)	31,296
716	Liberty Media Corporation-Liberty Formula One - Class C (a)	24,809
554	Liberty Media Corporation-Liberty SiriusXM - Class C (a)(b)	20,204
513	Live Nation Entertainment, Inc. (a)	25,219
1,343	Netflix, Inc. (a)	563,697
784	Omnicom Group, Inc. (b)	42,955
6,190	Roku, Inc. (a)(b)	677,867
4,026	Sirius XM Holdings, Inc. (b)	23,431
72,435	Snap, Inc. - Class A (a)(b)	1,371,919
799	Spotify Technology SA (a)(b)	144,563
408	Take-Two Interactive Software, Inc. (a)	55,557
16,311	Twitter, Inc. (a)	505,152
18,458	Verizon Communications, Inc.	1,059,119
1,959	ViacomCBS, Inc. - Class B	40,630
6,553	Walt Disney Company	768,667
6,141	Zillow Group, Inc. - Class C (a)(b)	356,117
		10,410,941
	Consumer Discretionary - 14.9%
4,558	Advance Auto Parts, Inc.	635,021
143	Amazon.com, Inc. (a)	349,259
926	Aptiv plc	69,775
13,443	Aramark	348,039
306	Autoliv, Inc.	19,455
1,197	AutoZone, Inc. (a)	1,373,987
834	Best Buy Company, Inc.	65,127
150	Booking Holdings, Inc. (a)(b)	245,913
747	BorgWarner, Inc.	24,016
210	Bright Horizons Family Solutions, Inc. (a)	23,495
447	Burlington Stores, Inc. (a)(b)	93,722
595	CarMax, Inc. (a)(b)	52,390
1,462	Carnival Corporation (b)	23,012
1,772	Chipotle Mexican Grill, Inc. (a)	1,778,930
1,248	D.R. Horton, Inc. (b)	69,014
443	Darden Restaurants, Inc.	34,049
932	Dollar General Corporation	178,487
7,057	Dollar Tree, Inc. (a)	690,669
1,358	Domino’s Pizza, Inc.	523,971
300	Dunkin’ Brands Group, Inc.	19,161

2,815	eBay, Inc. (b)	128,195
3,689	Etsy, Inc. (a)	298,735
4,436	Expedia Group, Inc.	352,573
198	Five Below, Inc. (a)	20,721
14,113	Ford Motor Company (b)	80,585
508	Garmin, Ltd.	45,806
4,554	General Motors Company	117,858
916	Gentex Corporation	24,219
513	Genuine Parts Company (b)	42,790
1,421	Hasbro, Inc. (b)	104,458
1,008	Hilton Worldwide Holdings, Inc.	79,944
5,550	Kohl’s Corporation (b)	106,671
1,345	Las Vegas Sands Corporation	64,479
221	Lear Corporation	23,437
998	Lennar Corporation - Class A (b)	60,339
1,029	LKQ Corporation (a)(b)	28,256
2,567	Lowe’s Companies, Inc.	334,608
2,346	Lululemon Athletica, Inc. (a)(b)	704,023
1,886	Marriott International, Inc. - Class A	166,911
2,720	McDonald’s Corporation (b)	506,790
180	MercadoLibre, Inc. (a)(b)	153,301
1,633	MGM Resorts International	28,055
928	Mohawk Industries, Inc. (a)(b)	86,490
24,925	Newell Brands, Inc.	327,764
1,497	NIKE, Inc. - Class B	147,574
15,370	Norwegian Cruise Line Holdings, Ltd. (a)(b)	240,694
147	NVR, Inc. (a)(b)	473,577
270	O’Reilly Automotive, Inc. (a)	112,655
297	Planet Fitness, Inc. - Class A (a)(b)	19,195
142	Pool Corporation	38,201
925	PulteGroup, Inc.	31,422
263	PVH Corporation	11,959
984	Ross Stores, Inc.	95,409
3,412	Royal Caribbean Cruises, Ltd. (b)	176,980
645	Service Corporation International	25,432
4,143	Starbucks Corporation (b)	323,113
997	Tapestry, Inc. (b)	13,559
2,810	Target Corporation	343,747
4,051	TJX Companies, Inc.	213,731
428	Tractor Supply Company (b)	52,225
3,976	Ulta Beauty, Inc. (a)(b)	970,184
1,190	V.F. Corporation (b)	66,759
146	Vail Resorts, Inc.	28,956
227	Whirlpool Corporation (b)	27,653
554	Wynn Resorts, Ltd.	46,137
13,816	Yum China Holdings, Inc.	640,233
1,097	Yum! Brands, Inc.	98,434
		14,702,329
	Consumer Staples - 15.4%
1,092	Brown-Forman Corporation - Class B (b)	71,996
5,029	Bunge, Ltd.	196,232
14,065	Campbell Soup Company (b)	717,034
6,923	Church & Dwight Company, Inc. (b)	519,710
6,677	Clorox Company	1,377,130
13,951	Coca-Cola Company	651,232
2,458	Coca-Cola European Partners plc	92,667
3,108	Colgate-Palmolive Company	224,802
23,674	Conagra Brands, Inc.	823,618
931	Constellation Brands, Inc. - Class A	160,784
1,588	Costco Wholesale Corporation	489,850

713	Estee Lauder Companies, Inc. - Class A (b)	140,796
15,674	General Mills, Inc.	988,090
3,196	Hershey Company	433,633
1,009	Hormel Foods Corporation (b)	49,269
8,003	JM Smucker Company (b)	911,782
8,266	Kellogg Company	539,852
12,723	Keurig Dr Pepper, Inc. (b)	355,226
1,834	Kimberly-Clark Corporation	259,401
44,986	Kraft Heinz Company (b)	1,370,724
36,716	Kroger Company	1,197,676
10,539	Lamb Weston Holdings, Inc.	632,972
812	McCormick & Company, Inc.	142,230
981	Molson Coors Beverage Company - Class B (b)	37,239
5,150	Mondelez International, Inc. - Class A	268,418
1,405	Monster Beverage Corporation (a)	101,034
5,064	PepsiCo, Inc.	666,168
236	Post Holdings, Inc. (a)	20,546
8,913	Procter & Gamble Company	1,033,195
1,766	Sysco Corporation	97,413
7,801	Tyson Foods, Inc. - Class A (b)	479,293
3,886	US Foods Holding Corporation (a)	74,378
2,703	Walgreens Boots Alliance, Inc.	116,067
		15,240,457
	Energy - 2.7%
2,380	Baker Hughes, a GE Company (b)	39,294
19,038	Cabot Oil & Gas Corporation	377,714
1,351	Cheniere Energy, Inc. (a)	59,917
3,802	Chevron Corporation	348,643
722	Concho Resources, Inc.	39,363
3,943	ConocoPhillips	166,316
1,388	Devon Energy Corporation (b)	15,004
11,490	Diamondback Energy, Inc. (b)	489,245
2,114	EOG Resources, Inc.	107,751
2,953	Halliburton Company	34,698
1,015	Hess Corporation (b)	48,182
7,064	Kinder Morgan, Inc.	111,611
26,690	Marathon Oil Corporation	142,525
3,213	National Oilwell Varco, Inc.	40,066
1,725	Noble Energy, Inc. (b)	15,059
3,212	Occidental Petroleum Corporation (b)	41,595
1,499	ONEOK, Inc. (b)	54,998
599	Pioneer Natural Resources Company	54,868
5,055	Schlumberger, Ltd.	93,366
16,568	Targa Resources Corporation (b)	296,402
4,396	Williams Companies, Inc. (b)	89,810
		2,666,427
	Financials - 7.1%
2,449	Aflac, Inc.	89,315
17,708	AGNC Investment Corporation	229,142
51	Alleghany Corporation	26,168
1,127	Allstate Corporation	110,232
192	American Financial Group, Inc.	11,566
3,157	American International Group, Inc. (b)	94,899
79,792	Annaly Capital Management, Inc.	491,518
842	Aon plc - Class A	165,832
540	Arthur J. Gallagher & Company (b)	50,911
217	Assurant, Inc. (b)	22,260
481	Athene Holding, Ltd. - Class A (a)	13,896
3,814	Bank of America Corporation	91,994
2,950	Bank of New York Mellon Corporation	109,652
850	Brown & Brown, Inc.	34,170
8,013	Cboe Global Markets, Inc. (b)	853,064

4,233	Charles Schwab Corporation (b)	152,007
1,406	Chubb, Ltd.	171,448
579	Cincinnati Financial Corporation	34,132
1,552	Citizens Financial Group, Inc.	37,403
1,292	CME Group, Inc.	235,919
511	Comerica, Inc.	18,575
368	Commerce Bancshares, Inc./MO (b)	23,453
174	Credicorp, Ltd.	23,981
526	East West Bancorp, Inc.	18,384
866	Everest Re Group, Ltd.	171,823
57	FactSet Research Systems, Inc. (b)	17,528
963	Fidelity National Financial, Inc.	30,720
2,570	Fifth Third Bancorp	49,832
395	First American Financial Corporation	19,944
606	First Republic Bank/CA	65,551
104	Goldman Sachs Group, Inc.	20,435
1,303	Hartford Financial Services Group, Inc.	49,892
3,675	Huntington Bancshares, Inc. (b)	32,671
1,996	Intercontinental Exchange, Inc.	194,111
1,394	JPMorgan Chase & Company	135,650
1,859	KeyCorporation	22,029
455	M&T Bank Corporation (b)	48,075
2,658	MarketAxess Holdings, Inc. (b)	1,351,832
1,664	Marsh & McLennan Companies, Inc. (b)	176,251
414	Nasdaq, Inc.	49,042
1,033	Old Republic International Corporation	16,104
1,598	People’s United Financial, Inc. (b)	18,297
1,440	PNC Financial Services Group, Inc.	164,218
2,129	Progressive Corporation	165,381
3,482	Regions Financial Corporation	39,381
227	Reinsurance Group of America, Inc.	20,600
162	RenaissanceRe Holdings, Ltd.	27,193
191	Signature Bank	19,656
1,247	State Street Corporation	76,017
2,150	Synchrony Financial	43,796
912	Travelers Companies, Inc.	97,566
2,762	Truist Financial Corporation	101,586
5,069	U.S. Bancorp	180,253
13,316	Wells Fargo & Company	352,474
464	Willis Towers Watson plc	94,146
515	WR Berkley Corporation	29,844
594	Zions Bancorporation	19,546
		7,011,365
	Health Care - 20.1%
5,393	AbbVie, Inc.	499,769
3,127	ABIOMED, Inc. (a)(b)	700,135
775	Alexion Pharmaceuticals, Inc. (a)	92,923
263	Align Technology, Inc. (a)(b)	64,598
3,821	Alnylam Pharmaceuticals, Inc. (a)(b)	516,867
540	AmerisourceBergen Corporation	51,484
1,024	Amgen, Inc.	235,213
920	Anthem, Inc.	270,581
897	Baxter International, Inc.	80,739
987	Becton Dickinson and Company (b)	243,720
3,945	Biogen, Inc. (a)(b)	1,211,470
648	BioMarin Pharmaceutical, Inc. (a)	69,044
78	Bio-Rad Laboratories, Inc. - Class A (a)	38,323
139	Bio-Techne Corporation	36,807
8,514	Bristol-Myers Squibb Company	508,456
1,059	Cardinal Health, Inc.	57,917
528	Catalent, Inc. (a)	41,041

1,460	Centene Corporation (a)	96,725
1,100	Cerner Corporation (b)	80,190
57	Chemed Corporation	27,275
1,353	Cigna Corporation	266,974
179	Cooper Companies, Inc. (b)	56,739
4,750	CVS Health Corporation	311,458
317	DaVita, Inc. (a)	25,664
11,039	DENTSPLY SIRONA, Inc. (b)	513,534
4,546	DexCom, Inc. (a)(b)	1,719,798
241	Edwards Lifesciences Corporation (a)	54,158
1,351	Elanco Animal Health, Inc. (a)(b)	28,925
3,070	Eli Lilly & Company	469,557
353	Encompass Health Corporation	25,857
2,679	Exact Sciences Corporation (a)(b)	230,073
5,262	Gilead Sciences, Inc.	409,541
183	Haemonetics Corporation (a)	20,071
967	HCA Healthcare, Inc.	103,372
516	Henry Schein, Inc. (a)(b)	31,332
161	Hill-Rom Holdings, Inc.	16,369
1,882	Humana, Inc.	772,843
193	ICON plc (a)	32,511
273	IDEXX Laboratories, Inc. (a)(b)	84,324
253	Illumina, Inc. (a)(b)	91,852
667	Incyte Corporation (a)	67,974
1,658	Insulet Corporation (a)	312,649
1,889	Ionis Pharmaceuticals, Inc. (a)(b)	106,181
3,972	Jazz Pharmaceuticals plc (a)	473,939
8,836	Johnson & Johnson	1,314,355
351	Laboratory Corporation of America Holdings (a)	61,537
181	Masimo Corporation (a)	43,474
653	McKesson Corporation	103,612
4,861	Medtronic plc	479,197
9,263	Merck & Company, Inc.	747,709
30	Mettler-Toledo International, Inc. (a)	23,850
831	Molina Healthcare, Inc. (a)	154,416
18,409	Mylan NV (a)	314,242
6,006	Neurocrine Biosciences, Inc. (a)(b)	749,309
469	Novocure, Ltd. (a)	31,625
403	PerkinElmer, Inc.	40,489
496	Perrigo Company plc (b)	27,166
20,286	Pfizer, Inc.	774,722
485	Quest Diagnostics, Inc.	57,366
333	Regeneron Pharmaceuticals, Inc. (a)(b)	204,066
518	ResMed, Inc.	83,305
5,393	Sarepta Therapeutics, Inc. (a)(b)	821,192
642	Seattle Genetics, Inc. (a)	100,929
306	STERIS plc	50,762
87	Stryker Corporation	17,029
5,262	Teladoc Health, Inc. (a)(b)	915,903
168	Teleflex, Inc.	60,960
238	Thermo Fisher Scientific, Inc.	83,107
3,425	UnitedHealth Group, Inc.	1,044,111
281	Universal Health Services, Inc. - Class B	29,631
330	Varian Medical Systems, Inc. (a)(b)	40,059
480	Veeva Systems, Inc. - Class A (a)	105,058
226	Waters Corporation (a)(b)	45,166
267	West Pharmaceutical Services, Inc.	57,683
753	Zimmer Biomet Holdings, Inc.	95,134
		19,826,136

	Industrials - 3.4%
88	3M Company	13,767
467	AerCap Holdings NV (a)(b)	15,056
446	Alaska Air Group, Inc. (b)	15,249
336	Allegion plc	33,499
486	AO Smith Corporation	23,085
202	Carlisle Companies, Inc.	24,212
487	CH Robinson Worldwide, Inc. (b)	39,510
745	Copart, Inc. (a)	66,596
132	CoStar Group, Inc. (a)(b)	86,698
1,153	CSX Corporation	82,531
320	Cummins, Inc.	54,272
1,469	Delta Air Lines, Inc.	37,033
438	Equifax, Inc.	67,259
2,031	Fastenal Company (b)	83,799
98,542	General Electric Company	647,421
591	HD Supply Holdings, Inc. (a)	18,741
287	HEICO Corporation - Class A	24,094
1,416	Howmet Aerospace, Inc.	18,521
8,457	IAA, Inc. (a)(b)	346,736
764	Ingersoll Rand, Inc. (a)	21,545
307	JB Hunt Transport Services, Inc.	36,739
2,779	Johnson Controls International plc	87,288
350	Kansas City Southern	52,682
138	Lennox International, Inc. (b)	29,510
1,008	Masco Corporation	47,023
1,154	Middleby Corporation (a)(b)	78,587
17,235	Nielsen Holdings plc (b)	239,394
213	Norfolk Southern Corporation	37,976
391	Old Dominion Freight Line, Inc.	66,896
389	Owens Corning	20,423
560	PACCAR, Inc.	41,362
763	Republic Services, Inc.	65,206
399	Robert Half International, Inc. (b)	20,245
197	Snap-on, Inc. (b)	25,549
1,685	Southwest Airlines Company	54,089
48	Teledyne Technologies, Inc. (a)	17,958
382	Toro Company	27,149
1,002	United Parcel Service, Inc. - Class B	99,910
1,033	W.W. Grainger, Inc. (b)	319,837
1,521	Waste Management, Inc.	162,367
654	Westinghouse Air Brake Technologies Corporation (b)	39,940
651	Xylem, Inc.	43,187
		3,332,941
	Information Technology - 9.3%
4,240	Advanced Micro Devices, Inc. (a)	228,112
578	Akamai Technologies, Inc. (a)(b)	61,152
180	Alteryx, Inc. - Class A (a)(b)	25,909
492	Amdocs, Ltd.	30,632
3,153	Apple, Inc.	1,002,464
212	Arista Networks, Inc. (a)(b)	49,494
246	Aspen Technology, Inc. (a)	25,987
1,369	Atlassian Corporation plc - Class A (a)	253,676
521	Black Knight, Inc. (a)	40,107
501	Booz Allen Hamilton Holding Corporation	39,960
1,402	Broadcom, Inc.	408,361
416	Broadridge Financial Solutions, Inc.	50,378
442	CDK Global, Inc.	17,375
442	CDW Corporation	49,022
406	Ceridian HCM Holding, Inc. (a)(b)	27,961
440	Check Point Software Technologies, Ltd. (a)(b)	48,255
1,956	Ciena Corporation (a)(b)	108,089
450	Citrix Systems, Inc.	66,654

1,981	Cognizant Technology Solutions Corporation - Class A	104,993
231	Coupa Software, Inc. (a)	52,555
816	Dell Technologies, Inc. - Class C (a)	40,506
7,248	DocuSign, Inc. (a)	1,012,835
923	DXC Technology Company	13,116
189	Euronet Worldwide, Inc. (a)	17,904
221	F5 Networks, Inc. (a)	32,027
319	Fidelity National Information Services, Inc. (b)	44,287
940	Fiserv, Inc. (a)	100,364
307	FleetCor Technologies, Inc. (a)	74,844
1,161	FLIR Systems, Inc.	53,639
540	Fortinet, Inc. (a)	75,168
316	Gartner, Inc. (a)	38,457
683	Genpact, Ltd.	24,554
631	GoDaddy, Inc. - Class A (a)	48,745
301	Guidewire Software, Inc. (a)(b)	30,877
3,844	HP, Inc.	58,198
951	Intel Corporation	59,846
3,019	International Business Machines Corporation (b)	377,072
278	Jack Henry & Associates, Inc.	50,279
1,193	Juniper Networks, Inc.	28,942
229	Keysight Technologies, Inc. (a)	24,762
699	MongoDB, Inc. (a)(b)	162,245
827	NetApp, Inc. (b)	36,835
40,227	NortonLifeLock, Inc.	916,371
1,010	NXP Semiconductors NV	97,061
1,082	Okta, Inc. (a)(b)	211,617
1,474	ON Semiconductor Corporation (a)(b)	24,306
2,456	Oracle Corporation	132,059
3,472	Pagseguro Digital, Ltd. - Class A (a)(b)	110,167
354	Palo Alto Networks, Inc. (a)	83,286
205	Proofpoint, Inc. (a)	23,835
379	PTC, Inc. (a)	28,948
420	Qorvo, Inc. (a)	43,991
9,139	QUALCOMM, Inc.	739,163
500	RingCentral, Inc. - Class A (a)	137,125
832	Seagate Technology plc (b)	44,129
555	Splunk, Inc. (a)	103,141
793	SS&C Technologies Holdings, Inc. (b)	45,911
606	Teradyne, Inc.	40,614
1,212	Trade Desk, Inc. - Class A (a)(b)	377,611
909	Trimble, Inc. (a)(b)	35,560
1,699	Twilio, Inc. - Class A (a)	335,721
141	Tyler Technologies, Inc. (a)	52,919
157	Universal Display Corporation	23,016
269	VeriSign, Inc. (a)	58,914
287	VMware, Inc. - Class A (a)(b)	44,849
1,053	Western Digital Corporation (b)	46,722
1,512	Western Union Company (b)	30,270
181	Wix.com, Ltd. (a)	40,242
602	Workday, Inc. - Class A (a)	110,425
662	Xerox Holdings Corporation	10,513
912	Xilinx, Inc. (b)	83,858
195	Zebra Technologies Corporation - Class A (a)	50,957
		9,179,939
	Materials - 3.6%
386	Albemarle Corporation	29,537
231	AptarGroup, Inc.	25,731
302	Avery Dennison Corporation	33,422
1,181	Ball Corporation (b)	84,159
2,727	Corteva, Inc.	74,474

484	Crown Holdings, Inc. (a)	31,668
2,683	DuPont de Nemours, Inc.	136,109
90	Ecolab, Inc. (b)	19,132
148	FMC Corporation	14,565
1,143	International Flavors & Fragrances, Inc. (b)	152,236
1,946	Linde plc	393,754
640	LyondellBasell Industries NV - Class A	40,806
226	Martin Marietta Materials, Inc.	43,412
1,379	Mosaic Company	16,672
25,156	Newmont Mining Corporation	1,470,870
857	PPG Industries, Inc.	87,131
233	Reliance Steel & Aluminum Company	22,601
4,775	Royal Gold, Inc. (b)	636,030
465	RPM International, Inc.	34,773
301	Sherwin-Williams Company	178,749
741	Steel Dynamics, Inc.	19,681
482	Vulcan Materials Company	52,211
		3,597,723
	Real Estate - 5.9%
413	Alexandria Real Estate Equities, Inc.	63,486
1,994	American Tower Corporation	514,791
506	AvalonBay Communities, Inc.	78,941
517	Boston Properties, Inc.	44,452
348	Camden Property Trust	31,866
1,670	Crown Castle International Corporation (b)	287,507
1,146	Digital Realty Trust, Inc.	164,520
1,332	Duke Realty Corporation	45,927
309	Equinix, Inc.	215,568
615	Equity LifeStyle Properties, Inc.	38,315
1,328	Equity Residential	80,424
240	Essex Property Trust, Inc.	58,265
9,178	Extra Space Storage, Inc. (b)	887,972
272	Federal Realty Investment Trust	21,736
10,983	Healthpeak Properties, Inc.	270,621
2,548	Host Hotels & Resorts, Inc. (b)	30,423
1,738	Invitation Homes, Inc. (b)	45,709
1,033	Iron Mountain, Inc.	26,610
186	Jones Lang LaSalle, Inc. (b)	19,046
1,488	Kimco Realty Corporation (b)	16,532
1,861	Medical Properties Trust, Inc.	33,647
412	Mid-America Apartment Communities, Inc. (b)	47,940
622	National Retail Properties, Inc. (b)	19,525
4,217	Omega Healthcare Investors, Inc. (b)	131,317
2,276	Prologis, Inc.	208,254
6,016	Public Storage (b)	1,219,683
1,181	Realty Income Corporation (b)	65,321
601	Regency Centers Corporation	25,717
404	SBA Communications Corporation (b)	126,909
1,083	Simon Property Group, Inc. (b)	62,489
333	Sun Communities, Inc.	45,684
1,052	UDR, Inc.	38,903
14,654	Ventas, Inc.	512,157
3,857	VEREIT, Inc.	21,136
1,671	VICI Properties, Inc.	32,785
628	Vornado Realty Trust	22,740
4,650	Welltower, Inc.	235,616
622	WP Carey, Inc. (b)	37,264
		5,829,798
	Utilities - 6.8%
3,354	American Water Works Company, Inc.	425,958
442	Atmos Energy Corporation	45,429

1,825	CenterPoint Energy, Inc. (b)	32,449
1,031	CMS Energy Corporation	60,396
15,220	Consolidated Edison, Inc.	1,142,413
3,049	Dominion Energy, Inc.	259,195
18,456	Edison International (b)	1,072,478
8,295	Essential Utilities, Inc. (b)	362,989
13,352	Eversource Energy	1,117,563
3,534	Exelon Corporation	135,388
2,812	NextEra Energy, Inc.	718,635
1,352	NiSource, Inc.	32,218
725	OGE Energy Corporation	22,707
38,555	PG&E Corporation (a)	457,262
407	Pinnacle West Capital Corporation	31,705
2,625	PPL Corporation	73,343
1,833	Public Service Enterprise Group, Inc. (b)	93,556
4,493	Sempra Energy	567,511
756	UGI Corporation	24,071
1,426	Vistra Energy Corporation	29,147
		6,704,413
	TOTAL COMMON STOCKS (Cost $87,283,548)	98,502,469

	SHORT-TERM INVESTMENTS - 0.1%
	Money Market Funds - 0.1%
53,563	Invesco Short-Term Investments Trust - Government & Agency Portfolio, Institutional Class, 0.12% (c)	53,563
	TOTAL SHORT-TERM INVESTMENTS (Cost $53,563)	53,563

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 25.9%
	Private Funds - 25.9%
25,617,344	Mount Vernon Liquid Assets Portfolio, LLC, 0.33% (c)	25,617,344
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 25,617,344)	25,617,344

	Total Investments (Cost $112,954,455) - 125.8%	124,173,376
	Liabilities in Excess of Other Assets - (25.8)%	(25,479,550)
	TOTAL NET ASSETS - 100.0%	$98,693,826

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2020. The total value of securities on loan is $25,360,281.
(c)	Rate shown is the annualized seven-day yield as of May 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2020 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

Nationwide Maximum Diversification U.S. Core Equity ETF^
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$98,502,469	$-	$-	$98,502,469
Short-Term Investments	53,563	-	-	53,563
Investment Purchased with Proceeds from Securities Lending	-	25,617,344	-	25,617,344
Total Investments in Securities	$98,556,032	$25,617,344	$-	$124,173,376

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended May 31, 2020, the Fund did not recognize any transfers to or from Level 3.